Subsequent Events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
15.
Subsequent Events

On May 12, 2023, the Company changed the ratio of its ADSs to its ordinary shares (the "ADS Ratio") from the previous ADS Ratio of one ADS to one ordinary share to a new ADS Ratio of one ADS to fifteen ordinary shares. The change in the ADS Ratio had the same effect as a one-for-fifteen reverse ADS split and was intended to enable the Company to regain compliance with the Nasdaq minimum bid price requirement. As all financial statement and disclosure information is presented in ordinary share amounts, not ADSs, there was no impact to the unaudited condensed consolidated financial statements and footnote disclosures.

On May 18, 2023, the Company entered into a Mutual Release and Settlement Agreement (the "Settlement Agreement") with Brammer to resolve the arbitration arising from the Manufacturing Agreement. Pursuant to the terms of the Settlement Agreement, the Company will pay to Brammer a total of $2.25 million. Subject to specified conditions and exceptions, the parties will dismiss the arbitration, and each party will release the other party from any and all claims arising from the parties’ business relationship.